Note 7 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2018	2017	2016
		(Restated)	(Restated)
	(In thousands)
Current:
Federal	$(1,901)	$395	$24,579
State	351	495	1,953
	(1,550)	890	26,532

Deferred:
Federal	$(4,475)	$8,226	$425
State	(447)	637	283
	(4,922)	8,863	708
Total income tax (benefit) expense	$(6,472)	$9,753	$27,240

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2018	2017	2016
		(Restated)	(Restated)
Computed (expected tax rate)	31.5%	35.0%	35.0%
State income taxes (net of federal tax benefit)	3.1	3.9	2.7
State tax credits	2.4	(2.0)	(0.9)
Federal credits	3.1	(1.3)	(0.3)
Manufacturer’s deduction	-	(1.3)	(3.7)
(Reversal of) addition to uncertain tax positions	(0.8)	0.2	0.2
Difference between statutory and actual rate	(10.5)	(0.4)	-
Other permanent differences not deductible	1.6	1.8	(0.2)
Change in valuation allowance	(9.7)	0.1	0.1
Tax rate change	8.8	-	-
Other	2.4	2.0	(0.3)
Effective income tax rate	31.9%	38.0%	32.6%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2018	2017
		(Restated)
	(In thousands)
Deferred income tax assets:
Future tax credits	$5,030	$3,827
Restructuring reserve	2,374	-
Employee benefits	2,440	3,119
Insurance	361	924
Other comprehensive loss	8,500	7,135
Interest	31	32
Future federal tax credits	443	-
Prepaid revenue	15,422	17,729
Other	715	472
Net operating loss carryovers	4,512	-
	39,828	33,238
Deferred income tax liabilities:
Property basis and depreciation difference	11,750	12,786
481(a) adjustment	-	429
Inventory valuation	11,270	12,766
Intangibles	325	213
Earnings from equity investment	-	193
Pension	2,329	3,590
	25,674	29,977
Valuation allowance - non-current	3,865	1,891
Net deferred income tax (liability) asset	$10,289	$1,370

Summary of Income Tax Contingencies [Table Text Block]
	2018	2017
	(In thousands)
Beginning balance	$715	$694

Tax positions related to current year:
Additions	9	67

Tax positions related to prior years:
Additions	154	-
Reductions	(23)	(46)
Settlements	-	-
Lapses in statues of limitations	-	-
Balance as of March 31,	$855	$715